Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER SENIOR FLOATING RATE FUND
Central Index Key	dei_EntityCentralIndexKey	0001087774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2013
Prospectus Date	rr_ProspectusDate	Oct. 26, 2012
Supplement [Text Block]	ofi_SupplementTextBlock
OPPENHEIMER SENIOR FLOATING RATE FUND
Supplement dated August 30, 2013 to the Prospectus
dated October 26, 2012

This supplement amends the Prospectus of Oppenheimer Senior Floating Rate Fund (the "Fund") dated October 26, 2012, and is in addition to any other supplements.

Effective October 1, 2013:

1. The Class C share information in table titled "Annual Fund Operating Expenses," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C³
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	1.00%
Total Other Expenses	0.27%
Interest and Fees from Borrowings	0.11%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and/or Expense Reimbursement²	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%

2. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.

3. Distribution and/or Service (12b-1) Fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current fees.

2. The Class C share information in the table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:

	If shares are redeemed:				If shares are not redeemed:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$293	$598	$1,030	$2,231	$193	$598	$1,030	$2,231

(Oppenheimer Senior Floating Rate Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (% ) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
(Oppenheimer Senior Floating Rate Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	598
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	598
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
[1]	Distribution and/or Service (12b-1) Fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect current fees.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.